Stockholders' Equity - Summary of restricted stock units award transactions (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2018 $ / shares shares
Beginning balance | shares	242,568
Granted | shares	228,014
Forfeited | shares	(5,022)
Ending balance | shares	465,560
RSUs vested and expected to vest | shares	459,362
RSUs vested, but not yet issued | shares	236,141
Beginning balance, Weighted average grant date fair value per share | $ / shares	$ 4.32
Granted, Weighted average grant date fair value per share | $ / shares	3.98
Forfeited, Weighted average grant date fair value per share | $ / shares	4.32
Ending balance, Weighted average grant date fair value per share | $ / shares	4.15
RSUs vested and expected to vest, Weighted average grant date fair value per share | $ / shares	4.15
RSUs vested, but not yet issued, Weighted average grant date fair value per share | $ / shares	$ 4.24